Restructuring and Other Costs Table and Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Severance Costs		$ 3,000,000
Other Restructuring Costs	$ 17,000,000	1,000,000	$ 40,000,000
Restructuring and Related Cost, Expected Cost		15,000,000
Restructuring Charges		4,000,000	4,000,000	$ 14,000,000
Restructuring Charges		5,000,000	4,000,000
Payments for Restructuring		(5,000,000)	(12,000,000)
Restructuring Reserve, Accrual Adjustment		0	(2,000,000)
Restructuring Reserve [Roll Forward]
Loss from Catastrophes		10,000,000
Restructuring and Related Cost, Accelerated Depreciation		6,000,000	35,000,000	$ 4,000,000
Postponed Offering Costs		3,000,000
Insured Event, Gain (Loss)		$ 24,000,000
Type of Restructuring [Domain]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Description		13
Restructuring and Related Cost, Accelerated Depreciation		$ 6,000,000	$ 17